Putnam
International
Growth and
Income Fund

SEMIANNUAL REPORT

December 31, 1996

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "The prospect for rising equity preference holds out the hope of a fundamental shift in the financial structure of European economies that should be very bullish for long-run economic performance."

                                     -- The Bank Credit Analyst, January 1997

* "The lofty Dow may mean this is a good time to diversify.... A surge in corporate profitability is making for lots of winners overseas."

                                            -- Business Week, January 6, 1997

CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

10 Portfolio holdings

14 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

U.S. investors are increasingly taking a "global village" approach to their investment programs by including equities of companies from all over the world. Many of these investors, seeking a relatively conservative vehicle for participating abroad, have given Putnam International Growth and Income Fund an enthusiastic greeting. I am pleased to report that in the five months between the fund's introduction on August 1, 1996, and the close of its abbreviated first semiannual period on December 31, 1996, it has delivered encouraging results.

In pursuing the fund's objective of long-term growth of capital with some current income from corporate dividends, Fund Manager Justin Scott seeks out attractively valued stocks of efficient and competitive international companies. Over the past few months, he believes he has found several excellent examples for your fund's portfolio in the vibrant markets of Sweden, France, Germany, and Hong Kong. I am sure you will find Justin's report on the following pages interesting and informative.

Respectfully yours,

/S/George Putnam

George Putnam

Chairman of the Trustees

February 19, 1997



Report from the Fund Manager
Justin M. Scott

With this report, we are pleased to welcome you to Putnam International Growth and Income Fund, which took advantage of vibrant stock markets and companies abroad over its abbreviated semiannual period. Between August 1, 1996, and December 31, 1996, your fund's class A shares gained 8.62% at net asset value
(NAV) and 2.38% at public offering price (POP). The results at NAV handily outpaced the Morgan Stanley Capital International EAFE index, which rose 4.52% over the same period. For performance of different class shares, please turn to page 8 of this report.

* TARGETING LEADING, ATTRACTIVELY VALUED COMPANIES

Your fund takes a relatively conservative approach to international investing, focusing on stocks of attractively valued foreign companies experiencing positive changes. This strategy is designed to allow investors to pursue long-term growth of capital and income while potentially limiting volatility.

We target large international companies that are experiencing improving business conditions or that are taking steps to improve their profitability. Putnam believes that most investment portfolios should have some international exposure and that this fund's emphasis on foreign blue-chip companies is well suited to the needs of conservative investors looking to diversify abroad.

* EUROPEAN MARKETS GENERALLY UPBEAT

Over its brief period of operation, your fund benefited from a strengthening trend among many European companies. In order to attract equity capital and satisfy existing shareholders, these already well-managed companies have made enhancement of shareholder value a key strategic goal, streamlining their operations and optimizing the business mix to place more emphasis on profitability and return on capital. In many cases, these companies have been well managed from an operational standpoint and have strong products, but they have not necessarily been managed on behalf of shareholders. But the broadening acceptance of these practices may bode well for many European stocks -- much as similar reforms undertaken in the late 1980s helped to underpin the recent U.S. equity rally.

Over this reporting period, some of the fund's strongest performers exemplified Europe's embrace of the equity culture. BMW, the German automaker, has been manufacturing superb performance automobiles for decades. It is now matching this engineering excellence with a renewed focus on profitability and return to shareholders. Bayer, a German pharmaceutical and chemical company, is a successful, increasingly profitable shareholder-friendly firm with a renewed emphasis on increasing returns from its high-quality businesses. Elf Aquitaine, a French oil company now completely privatized, has implemented an ambitious restructuring program. France's Total is another oil company in the fund's portfolio experiencing positive change. While these stocks, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

The United Kingdom is the fund's largest allocation because we have found many inexpensively priced stocks of companies experiencing positive changes. In addition, these companies are supported by an attractive economic backdrop. Significantly the ruling Conservative party has expressed skepticism about participating in European Monetary Union (EMU). European Union countries that plan to join EMU have had to cut back government spending and attack inflation -- dampening economic growth across the Continent. Not so in Britain, where 1996 brought a slew of good news for the economy, including falling unemployment and positive retail sales. In the year ahead, we believe Britain's economic growth will outpace that of the Continent.

[GRAPHIC HORIZONTAL BAR CHART OMITTED: REGIONAL ALLOCATIONS]

REGIONAL ALLOCATIONS*

United Kingdom              16.5%

France                      14.1%

Germany                     12.1%

The Netherlands              9.6%

Japan                        9.3%

Hong Kong                    7.5%

Switzerland                  7.2%

Sweden                       5.7%

Footnote reads:
* Based on net assets as of 12/31/96. Allocations will vary over time.

Elsewhere in Europe, shares of ABN Amro, a Netherlands financial services firm, were inexpensive, considering that the company has been carefully expanding its banking operations, and has been establishing a retail presence in the United States. Sweden's exceptionally robust stock market was one of the strongest in Europe during 1996. Sweden's Pharmacia & Upjohn is implementing far-reaching cost-cutting measures.

* STRENGTH IN HONG KONG IN SHARP CONTRAST TO JAPAN'S PROBLEMS

The Japan of the 1990s has frustrated many investors, with periodic bursts of optimism often giving way to bad news. In spite of years of falling share prices, we believe that a number of sectors of the Japanese stock market remain overvalued. Nevertheless, we do consider some Japanese companies attractive targets for investment, particularly multinationals with large exports. Canon, for example, earns two thirds of its sales outside of Japan, and its foray into the computer peripherals market has been profitable.

In marked contrast with Japan, an upbeat sentiment has recently prevailed in Hong Kong. Most importantly, attitudes toward the hand-over of power to China later this year are surprisingly positive. Indeed, investors are clamoring to buy shares of Hong Kong companies with close ties to the booming mainland. Stocks of many property companies have moved sharply higher, benefiting fund holdings such as Cheung Kong, Sun Hung, and Amoy Properties. Financial services companies have also turned in exceptional performance; for example, fund holding HSBC (headquartered in the United Kingdom) continues to do well.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

BAT Industries (U.K.)
Tobacco

Bayer (Germany)
Pharmaceuticals and chemicals

BMW (Germany)
Automobiles

Canon (Japan)
Office equipment

Elf Aquitaine (France)
Oil, energy

Total (France)
Oil, energy

ABN Amro (The Netherlands)
Financial services

Pharmacia & Upjohn (Sweden)
Pharmaceuticals

HSBC Holdings (U.K.)
Financial services

Shell Trans. & Trading (U.K.)
Oil, energy

These holdings represent 21.2% of the fund's assets as of 12/31/96. Portfolio holdings will vary over time.


* OUTLOOK: WESTERN EUROPE AN AREA OF FOCUS

We continue to find a number of attractively valued, competitive companies in Europe, particularly in the United Kingdom, France, the Netherlands, and Germany. In Japan, we see some opportunity in viable export-driven companies that we believe have the potential to thrive despite the country's economic difficulties, but we remain cautious regarding near-term prospects. Elsewhere in Asia, many of Hong Kong's companies appear poised to continue its move upward. Wherever we invest, we will employ all of Putnam's extensive global research capabilities and investment management experience.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/96, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, including currency fluctuations, political developments, and economic instability.


Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam International Growth and Income Fund is designed for investors seeking long-term total return. Current income is a secondary objective.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 12/31/96
(most recent calendar quarter)

                               Class A         Class B         Class M
(inception date)               (8/1/96)        (8/1/96)        (8/1/96)
                              NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
 Life of class               8.62%   2.38%   8.28%   3.28%   8.42%   4.62%
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/96
                                                         Consumer
                                           MSCI EAFE   Price Index
------------------------------------------------------------------------------
 Life of class                               4.52%         1.02%
------------------------------------------------------------------------------

Footnote reads:
Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Performance data reflect an expense limitation in effect. Without the limitation, total returns would have been lower. Short-term results are not necessarily indicative of long-term prospects. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%. Performance is for a short period and is not indicative of future results.

PRICE AND DISTRIBUTION INFORMATION
period ended 12/31/96

                          Class A  Class B  Class M
------------------------------------------------------------------------------
Distributions (number)       1        1          1
------------------------------------------------------------------------------
Income                    $0.015   $0.006      $0.008
------------------------------------------------------------------------------
Total                     $0.015   $0.006      $0.008
------------------------------------------------------------------------------
Share value:           NAV     POP   NAV    NAV     POP
------------------------------------------------------------------------------
8/1/96               $8.53   $9.05  $8.53  $8.53   $8.84
(commencement
of operations)
------------------------------------------------------------------------------
12/31/96              9.25    9.81   9.23   9.24    9.58
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Europe, Australia, and the Far East* (EAFE) component of the Morgan Stanley Capital International World Index is an unmanaged list of international equity securities, excluding U.S., with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Portfolio of investments owned
December 31, 1996 (Unaudited)


COMMON STOCKS (94.5%) *
NUMBER OF SHARES                                                                                    VALUE

Australia (2.3%)
---------------------------------------------------------------------------------------------------------
       527,300   Goodman Fielder Ltd. ADR                                                   $     653,546
       224,000   Pioneer International Ltd.                                                       667,380
       153,500   Westpac Banking Corp.                                                            873,203
                                                                                           --------------
                                                                                                2,194,129

Belgium (0.7%)
---------------------------------------------------------------------------------------------------------
         2,180   Kredietbank, NV                                                                  714,439

Brazil (0.9%)
---------------------------------------------------------------------------------------------------------
        11,400   Telebras Co. ADR                                                                 872,100

France (14.1%)
---------------------------------------------------------------------------------------------------------
        16,300   Chargeurs International S.A. +                                                   807,382
         7,100   Compagnie Generale des Eaux                                                      879,888
        16,650   Credit Locale de France S.A.                                                   1,450,477
        20,200   Credit National                                                                1,163,296
        22,189   Lafarge S.A.                                                                   1,331,297
        27,700   Michelin (CGDE) Class B                                                        1,495,378
        12,600   SGS-Thomson Micrelectronics +                                                    891,240
         7,700   Societe Generale de Paris                                                        832,553
        22,200   Societe Nationale Elf Aquitaine                                                2,020,827
        27,900   Sommer Allibert                                                                  833,478
        24,692   Total S.A. Class B                                                             2,008,292
                                                                                           --------------
                                                                                               13,714,108

Germany (12.1%)
---------------------------------------------------------------------------------------------------------
         1,450   Altana AG                                                                      1,127,621
        54,285   Bayer AG ADR                                                                   2,212,982
         2,944   Bayerische Motoren Werke (BMW) AG                                              2,050,576
         1,590   Degussa A.G.                                                                     718,880
        41,000   Deutsche Telekom AG +                                                            863,648
        40,700   Deutsche Telekom AG ADR +                                                        829,263
         4,900   Preussag AG                                                                    1,108,504
        30,622   SKW Trostberg AG                                                                 831,098
         4,800   Thyssen AG +                                                                     850,321
        20,470   Veba AG                                                                        1,182,623
                                                                                           --------------
                                                                                               11,775,516

Hong Kong (7.5%)
---------------------------------------------------------------------------------------------------------
       585,000   Amoy Properties Ltd.                                                       $     843,386
        83,000   Cheung Kong (Holdings) Ltd.                                                      737,814
       182,000   Dao Heng Bank Group Ltd.                                                         873,054
       156,000   Guoco Group Ltd.                                                                 873,390
       322,000   Hong Kong Land Holdings Ltd.                                                     895,160
       696,000   JCG Holdings Ltd.                                                                679,441
     1,171,000   Oriental Press Group                                                             526,148
        62,000   Sun Hung Kai Properties Ltd.                                                     759,568
       117,000   Swire Pacific Ltd. Class A                                                     1,115,690
                                                                                           --------------
                                                                                                7,303,651

Ireland (3.4%)
---------------------------------------------------------------------------------------------------------
       245,600   Allied Irish Banks PLC                                                         1,628,976
       165,359   CRH PLC                                                                        1,706,703
                                                                                           --------------
                                                                                                3,335,679

Italy (1.3%)
---------------------------------------------------------------------------------------------------------
       249,700   Ente Nazionale Idrocarburi SPA (ENI)                                           1,281,428

Japan (9.3%)
---------------------------------------------------------------------------------------------------------
        92,000   Canon, Inc.                                                                    2,030,345
       110,000   KAO Corp.                                                                      1,280,172
        41,000   Sankyo Co., Ltd.                                                               1,159,310
        51,000   Santen Pharmaceutical                                                          1,055,172
       110,000   Seventy Seven Bank                                                               900,862
        58,000   Sharp Corp.                                                                      825,000
        27,000   TDK Corp.                                                                      1,757,328
                                                                                           --------------
                                                                                                9,008,189

Netherlands (9.6%)
---------------------------------------------------------------------------------------------------------
        30,862   ABN AMRO Holding N.V.                                                          2,007,691
         7,000   Akzo Nobel N.V.                                                                  956,129
        50,200   Internationale Nederlanden Groep                                               1,807,177
        21,018   K.L.M. Royal Dutch Airlines N.V.                                                 591,200
        38,007   Philips Electronics N.V.                                                       1,539,814
         5,120   Royal Dutch Petroleum Co.                                                        897,585
        21,200   Royal PTT ADR                                                                    808,589
        16,100   Vendex International N.V.                                                        688,616
                                                                                           --------------
                                                                                                9,296,801

Portugal (1.4%)
---------------------------------------------------------------------------------------------------------
        48,000   Portugal Telecom S.A.                                                          1,367,891

Singapore (0.4%)
---------------------------------------------------------------------------------------------------------
        81,000   Far East Levingston Shipbuilding Ltd.                                            422,659

Spain (1.4%)
---------------------------------------------------------------------------------------------------------
        30,600   Argentaria Corp.                                                          $    1,369,375

Sweden (5.7%)
---------------------------------------------------------------------------------------------------------
        10,175   Electrolux AB                                                                    589,122
        48,546   Pharmacia & Upjohn ADS                                                         1,983,860
        52,484   Sandvik AB Class B                                                             1,419,627
        28,250   Skandia Forsakrings AB                                                           797,171
        35,500   Svenska Cellulosa AB Class B                                                     718,876
                                                                                           --------------
                                                                                                5,508,656

Switzerland (7.2%)
---------------------------------------------------------------------------------------------------------
           747   Julius Baer Holdings AG                                                          781,537
        12,470   Credit Suisse Group                                                            1,278,617
           356   Kuoni Reisen Holdings AG                                                         862,789
         1,666   Nestle S.A.                                                                    1,785,266
         6,100   Publicitas Holding S.A.                                                        1,046,234
         2,200   Sulzer AG                                                                      1,268,158
                                                                                           --------------
                                                                                                7,022,601

United Kingdom (16.5%)
---------------------------------------------------------------------------------------------------------
       292,600   B A T Industries PLC                                                           2,427,012
       121,200   British Petroleum Co. PLC                                                      1,453,498
       221,600   General Electric Co.                                                           1,449,229
        89,500   Glaxo Wellcome PLC                                                             1,452,564
        86,500   HSBC Holdings PLC                                                              1,934,029
       123,000   National Westminster Bank PLC                                                  1,443,498
        89,600   RTZ Corp. PLC                                                                  1,436,546
       159,854   Scottish Power PLC                                                               963,319
       112,800   Shell Transportation & Trading Co.                                             1,953,344
        62,400   Unilever PLC                                                                   1,513,230
                                                                                           --------------
                                                                                               16,026,269

United States (0.7%)
---------------------------------------------------------------------------------------------------------
        32,800   New Holland N.V. +                                                               684,700
                                                                                           --------------
                 Total Common Stocks (cost $87,895,635)                                    $   91,898,191

SHORT-TERM INVESTMENTS (5.1%) * (cost $4,998,937)
PRINCIPAL AMOUNT VALUE
---------------------------------------------------------------------------------------------------------
 $   4,998,000   Interest in $624,569,000 joint repurchase agreement
                   dated December 31, 1996 with SBC Warburg Inc.
                   due January 2, 1997 with respect to various
                   U.S. Treasury obligations-maturity value of $4,999,874
                   for an effective yield of 6.75%                                         $    4,998,937
---------------------------------------------------------------------------------------------------------
                 Total Investments (cost $92,894,572) ***                                  $   96,897,128
---------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $97,301,977.

*** The aggregate identified cost on a tax basis is $92,894,572, resulting in gross unrealized appreciation and depreciation of $5,039,762 and $1,037,206, respectively, or net unrealized appreciation of $4,002,556.

+   Non-income-producing security.

    ADR or ADS after the name of a foreign holding stands for American Depository Receipts or American
    Depository Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.


----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at December 31, 1996 (Unaudited)
(aggregate face value $17,801,127)

                                                                             Unrealized
                                     Market     Aggregate Face Delivery     Appreciation/
                                     Value          Value        Date      (Depreciation)
----------------------------------------------------------------------------------------
Deutschemarks                     $1,845,174     $1,891,085     5/12/97       $   45,911
Dutch Guilders                     3,353,730      3,379,481     5/12/97           25,751
French Franc                       9,861,749      9,749,926     5/12/97         (111,823)
Japanese Yen                       1,482,254      1,579,522     1/6/97            97,268
Swiss Franc                        1,141,982      1,201,113     5/12/97           59,131
----------------------------------------------------------------------------------------
                                                                              $  116,238
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
December 31, 1996 (Unaudited)

Assets
Investments in securities, at value
(identified cost $92,894,572) (Note 1)                                                 $ 96,897,128
---------------------------------------------------------------------------------------------------
Cash                                                                                             15
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                    67,410
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    2,499,171
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              727,876
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                              274,086
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                   64,728
---------------------------------------------------------------------------------------------------
Total assets                                                                            100,530,414

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          2,413,423
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  353,351
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                 40,298
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   61,597
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 3,000
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                     50
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                       57,245
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                   64,834
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                 157,848
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       76,791
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         3,228,437
---------------------------------------------------------------------------------------------------
Net Assets                                                                             $ 97,301,977

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $ 93,173,680
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                  (177,160)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                      185,473
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                     4,119,984
---------------------------------------------------------------------------------------------------
Total - Representing net assets applicable to
capital shares outstanding                                                             $ 97,301,977

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($47,879,012 divided by 5,173,496 shares)                                                     $9.25
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.25)*                                        $9.81
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($44,549,442 divided by 4,828,094 shares)**                                                   $9.23
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($4,873,523 divided by 527,552 shares)                                                        $9.24
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $9.24)*                                        $9.58
---------------------------------------------------------------------------------------------------

*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
For the period August 1, 1996 (commencement of operations) to December 31, 1996 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $13,604)                                               $  169,530
--------------------------------------------------------------------------------------------------
Interest                                                                                    70,667
--------------------------------------------------------------------------------------------------
Total investment income                                                                    240,197
--------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                           129,460
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             140,604
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            3,013
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                75
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                       20,964
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                       70,390
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                        6,395
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                 106
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     20,117
--------------------------------------------------------------------------------------------------
Registration fees                                                                           28,354
--------------------------------------------------------------------------------------------------
Auditing                                                                                    14,611
--------------------------------------------------------------------------------------------------
Legal                                                                                        1,617
--------------------------------------------------------------------------------------------------
Postage                                                                                     20,054
--------------------------------------------------------------------------------------------------
Other                                                                                          593
--------------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                           (124,446)
--------------------------------------------------------------------------------------------------
Total expenses                                                                             331,907
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (18,077)
--------------------------------------------------------------------------------------------------
Net expenses                                                                               313,830
--------------------------------------------------------------------------------------------------
Net investment loss                                                                        (73,633)
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                           181,220
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                  4,253
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the period                                                       117,428
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                             4,002,556
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  4,305,457
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    $4,231,824
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                     For the period
                                                                                     August 1, 1996
                                                                                      (commencement
                                                                                     of operations)
                                                                                     to December 31
                                                                                               1996*
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                        ($73,633)
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                       185,473
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                     4,119,984
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      4,231,824
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income
Class A                                                                                     (72,647)
----------------------------------------------------------------------------------------------------------------------
Class B                                                                                     (26,943)
----------------------------------------------------------------------------------------------------------------------
Class M                                                                                      (3,937)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        90,173,680
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                             94,301,977
----------------------------------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                              3,000,000
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income of $177,160)                                                         $ 97,301,977
----------------------------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

                                                             For the period       For the period       For the period
                                                             August 1, 1996       August 1, 1996       August 1, 1996
                                                             (commencement of     (commencement of     (commencement of
                                                             operations) to       operations) to       operations) to
                                                               December 31          December 31          December 31
                                                               (Unaudited)          (Unaudited)          (Unaudited)
                                                          ------------------------------------------------------------
                                                                   1996                 1996                 1996
                                                          ------------------------------------------------------------
                                                                Class M              Class B              Class A
                                                          ------------------------------------------------------------
Net asset value, beginning of period                              $8.53                $8.53                $8.53
----------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(d)                                    (.02)                (.03)                  --
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                     .74                  .74                  .74
----------------------------------------------------------------------------------------------------------------------
Total from investment activities                                    .72                  .71                  .74
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders
----------------------------------------------------------------------------------------------------------------------
From net investment income                                         (.01)                (.01)                (.02)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                (.01)                (.01)                (.02)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $9.24                $9.23                $9.25
----------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                  8.42*                8.28*                8.62*
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                         $4,874              $44,549              $47,879
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                      .91*                1.01*                 .72*
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)           (.27)*               (.38)*               (.03)*
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                            43.10*               43.10*               43.10*
----------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)                                $ .0337              $ .0337              $ .0337
----------------------------------------------------------------------------------------------------------------------

   * Not annualized.

 (a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

 (b) The ratio of expenses to average net assets includes amounts paid through brokerage service and expense offset arrangements. (Note 2)

 (c) Average commission rate paid on security trades.

 (d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
December 31, 1996 (Unaudited)

Note 1
Significant accounting policies

Putnam International Growth and Income Fund (the "fund") is a series of Putnam Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in common stocks that offer potential for capital growth and may invest in stocks that offer potential for current income.

The fund offers class A, class B and class M shares. The fund commenced operations of class A, class B and class M shares on August 1, 1996. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at fair market value, which is determined using the last reported sale price, or, if no sales are reported--as is the case of some securities traded over-the-counter--the last reported sale price. Market quotations are not considered to be readily available for long term corporate bonds and notes; such investments are stated at fair market value on the basis of valuations furnished by a pricing service, approved by the Trustees. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held and excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $64,834. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through July 1, 1997, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc., and payments under the Trust's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Trustees of the fund receive an annual Trustees fee of $581 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in "Compensation of Trustees" in the Statement of operations. Accrued pension liability is included in "Payable for compensation of Trustees" in the Statement of assets and liabilities.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended December 31, 1996, fund expenses were reduced by $18,077 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payments by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares, respectively.

For the period ended December 31, 1996, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $107,790 and $4,432 from the sale of class A and class M shares, respectively and received $5,578 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the period ended December 31, 1996, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchase and sales of securities

During the period ended December 31, 1996, purchases and sales of investment securities other than short-term investments aggregated $101,883,218 and $14,166,465, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At December 31, 1996, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        For the period
                                        August 1, 1996
                                         (commencement
                                         of operations)
                                      to December 31, 1996
------------------------------------------------------------
Class A                             Shares            Amount
------------------------------------------------------------
Shares sold                       4,822,418      $42,789,478
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         7,179           65,259
------------------------------------------------------------
                                  4,829,597       42,854,737

Shares
repurchased                              --               --
------------------------------------------------------------
Net increase                      4,829,597      $42,854,737
------------------------------------------------------------

                                        For the period
                                        August 1, 1996
                                         (commencement
                                         of operations)
                                      to December 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       4,821,474      $42,676,830
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         2,698           24,442
------------------------------------------------------------
                                  4,824,172       42,701,272

Shares
repurchased                              --               --
------------------------------------------------------------
Net increase                      4,824,172      $42,701,272
------------------------------------------------------------

                                        For the period
                                        August 1, 1996
                                         (commencement
                                         of operations)
                                      to December 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         523,261       $4,614,328
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                           369            3,343
------------------------------------------------------------
                                    523,630        4,617,671

Shares
repurchased                              --               --
------------------------------------------------------------
Net increase                        523,630       $4,617,671
------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The Trust was established as a Massachusetts business trust on January
22, 1996. During the period January 22, 1996 to August 1, 1996 the fund had no operations other than those related to organizational matters, including the initial capital contributions of $33,334, $33,333, and $33,333 for class A, class B and class M, respectively, and the issuance of 3,922 shares for each class to Putnam Mutual Funds Corp. on July 2, 1996. On August 1, 1996, Putnam Mutual Funds Corp. made a subsequent capital contribution of $2,900,000 to class A and received 339,977 shares.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Tim Ferguson
Vice President

Brett C. Browchuk
Vice President

Anthony W. Regan
Vice President

Justin M. Scott
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam International Growth and Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

30806-2CE   2/97